SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Effective Income Tax Rate Reconciliation, Percent	21.00%
Cash Equivalents, at Carrying Value	$ 0	$ 0